MARY K. JOHNSON
                                                    Counsel
                                                    Law and Regulatory Affairs
                                                    Telephone: (860) 308-1292
                                                    Fax: (860) 308-3923

                                                    June 16, 2005

Securities and Exchange Commission
450 Fifth Street, NW.

Washington, D.C. 20549
Attention:  Filing Desk

Re:    The Travelers Fund ABD II for Variable Annuities;
       File Nos. 333-65500; 811-07463; Amendment filed under Rule 485(a) of the Securities Act of 1933 to Registration Statement on Form N-4


Members of the Commission:

We submit for filing an amendment under Rule 485(a) of the Securities Act of 1933 to the registration statement on Form N-4, File Numbers 33-65500; 811-07463 (the "Registration"). The purpose of this amendment is to add a new prospectus to the Registration.

The prospectus filed herewith differs from the prospectus that describes the currently issued variable annuity contracts and that is part of the Registration only with respect to the amount of the mortality and expense risk charge applied under the respective contracts. Additionally, condensed financial information required by item 4 of Form N-4 is not presented in the prospectus filed here, as contracts described by this prospectus have not been issued, and, therefore, there are no accumulation units in the classes described by the prospectus. The current version of the product will no longer be sold in each state once this enhanced version is approved by the applicable state insurance department, where such approval is required, and where no such approval is required, as of the date this amendment is declared effective.(1)

Due to the minimal change presented in this prospectus as compared to the currently effective prospectus under the Registration, pursuant to Release No. 33-6510; IC-13768 under the Securities Act of 1933 Act and the Investment Company Act of 1940, we respectfully request selective review of this filing. We will provide a redlined copy of the new prospectus under separate cover to assist in the review of this amendment.

You may direct any questions regarding this filing to the undersigned at (860) 308-1292.

                                           Very truly yours,

                                           /s/ Mary K. Johnson
                                           Counsel
                                           The Travelers Life & Annuity Company

Cc: Harry Eisenstein, Esq.

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(1) See Division of Investment Management, Office of Insurance Products, 1995
Industry Comment Letter, comment I.4. "Multiple Prospectuses in a Single Registration Statement", dated November 3, 1995.